Statements of Operations - USD ($)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2014
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
General and administrative expenses	104,216	16,100	159,351	28,875	10,056	163,595
Net loss	$ (104,216)	$ (16,100)	$ (159,351)	$ (28,875)	$ (10,056)	$ (163,595)